Property, plant and equipment (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property, plant and equipment	£ 2,504	£ 1,616	£ 4,989	£ 2,689
Disposals			26
Impairment of plant and equipment	1,958	£ 0	1,958	£ 0
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of plant and equipment	1,200
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of plant and equipment	£ 795
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Additions			2,237
Disposals			968
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Additions			242
Transfers from assets under construction			430
Cost | Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions			1,836
Transfers from assets under construction			3,054
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property, plant and equipment			£ 4,989